Basis of Presentation and General Information (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Date of Incorporation	December 13, 2006
Number of vessels owned	128
Combined carrying capacity [Member]
Vessel capacity DWT	14,100,000
Minimum [Member]
Vessel capacity DWT	52,425
Maximum [Member]
Vessel capacity DWT	209,529
Concentration Risk, Percentage	10.00%	10.00%